Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices. The Compensation Committee establishes the grant date for annual equity awards, including awards of performance award units, RSUs and stock options. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

Award Timing Method	The Compensation Committee establishes the grant date for annual equity awards, including awards of performance award units, RSUs and stock options.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false